Shareholders' Equity (Details) $ / shares in Units, $ in Millions																12 Months Ended
	Sep. 06, 2023 $ / shares shares	Jun. 08, 2023 $ / shares shares	May 22, 2023 $ / shares shares	May 10, 2023 $ / shares shares	May 09, 2023 USD ($) $ / shares shares	May 02, 2023 $ / shares shares	Apr. 27, 2023 $ / shares	Dec. 21, 2022 $ / shares	Nov. 07, 2022 $ / shares shares	Oct. 04, 2022 $ / shares shares	Aug. 04, 2022 $ / shares shares	May 07, 2022 $ / shares shares	Apr. 27, 2022 shares	Feb. 07, 2022 $ / shares shares	Aug. 11, 2017	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares
Class of Stock [Line Items]
Preferred stock, shares authorized																300,000	350,000
Preferred stock, shares issued																0	0
Number of shares issued									5,129	1,667	3,664	6,411	50,000	5,377
Total gross proceeds | $					$ 8.5
Fair value per share | $ / shares							$ 1.46		$ 9.75	$ 7.20	$ 13.65	$ 7.80		$ 9.30
Shares issues (in shares)																906,892	192,273	140,996
Weighted average price per share (in Dollars per share) | $ / shares																$ 0.65	$ 8.85
Maximum
Class of Stock [Line Items]
Preferred stock, shares authorized																350,000
B Riley Sales Agreement [Member]
Class of Stock [Line Items]
Threshold percentage of compensation from gross proceeds															3.00%
Shares issues (in shares)																8,542
Weighted average price per share (in Dollars per share) | $ / shares																$ 9.29
Pre-funded warrants
Class of Stock [Line Items]
Warrants Issued					4,237,000
Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued																50,000
Series D preferred stock dividend ratio for each common stock transferred								0.001
Temporary equity per share | $ / shares								$ 0.001
Series D preferred stock share transferred ratio for each common stock transferred																0.001
Number of votes per Series D preferred stock | Vote																1,000,000
Liquidation, cash payment per share | $ / shares																$ 0.001
Threshold number of shares redeemed																100
Redemption price per share | $ / shares																$ 0.10
Public Offering
Class of Stock [Line Items]
Exercise price of warrants | $ / shares					$ 0.001
Expiration term of warrants					5 years
Common Stock
Class of Stock [Line Items]
Shares issues (in shares)																851,130
Weighted average price per share (in Dollars per share) | $ / shares																$ 3.63
Number of shares issued on exercise of warrants																4,235,384
Common Stock | Exclusive option agreement
Class of Stock [Line Items]
Number of shares issued						31,646
Shares issued price per share | $ / shares						$ 1.58
Period considered for average closing price							10 days
Common Stock | Pre-funded warrants
Class of Stock [Line Items]
Exercise price of warrants | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Number of shares issued on exercise of warrants	536,384	400,000	338,000	938,000	2,023,000
Common Stock | Public Offering
Class of Stock [Line Items]
Number of shares issued					2,301,500
Number of common warrants to purchase shares issued					6,538,500
Shares issued price per share | $ / shares					$ 1.30
Exercise price of warrants | $ / shares					$ 1.50